Goodwill and Other Intangible Assets, Net - Estimated Future Amortization Expense for Next Five Years (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
2014	$ 182
2015	193
2016	155
2017	191
2018	$ 85